Note 6 - Stock-based Compensation Expense (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Stock-based compensation expense	$ 213	$ 171	$ 562	$ 499
Cost of Sales [Member]
Stock-based compensation expense	23	15	61	57
General and Administrative Expense [Member]
Stock-based compensation expense	177	150	467	415
Research and Development Expense [Member]
Stock-based compensation expense	$ 13	$ 6	$ 34	$ 27